Share Capital - Summary of Outstanding Warrants (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	May 22, 2018
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares)	17,399,749
Share capital issued ending (shares)	32,198,453
Weighted average remaining contractual life of outstanding share options	4 years 5 months 12 days
Warrants exercisable into common shares (shares)	1,730,894	9.5
Warrants
Disclosure of classes of share capital [line items]
Exercise Price	$ 9.025
Share capital issued, beginning (shares)	16,443,500
Share capital issued ending (shares)	16,443,500
Weighted average remaining contractual life of outstanding share options	2 years 5 months 1 day